Document and Entity Information	Mar. 09, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001636222
Document Type	8-K
Document Period End Date	Mar. 09, 2022
Entity Registrant Name	WINGSTOP INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37425
Entity Tax Identification Number	47-3494862
Entity Address, Address Line One	15505 Wright Brothers Drive
Entity Address, City or Town	Addison
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75001
City Area Code	(972)
Local Phone Number	686-6500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	WING
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false